UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      July 27, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             29
                                               -------------

Form 13F Information Table Value Total:           $ 145,414
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number              Name

                                                      Form 13F INFORMATION TABLE

                                                         VALUE     SHRS OR     SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- ------------ ---- -----  ---------- ----------  ----- ------  ----
AMERICAN TELEPHONE & TELEGRAPH
CORP                                 COM      001957109   6,050     275,000    SH             SOLE             275,000
-----------------------------------------------------------------------------
AMERICAN TOWER SYSTEMS - CL A        COM      029912201  10,261     496,400    SH             SOLE             496,400
-----------------------------------------------------------------------------
AT&T WIRELESS SERVICES               COM      001957406   4,088     250,000    SH             SOLE             250,000
-----------------------------------------------------------------------------
AT&T - LIBERTY MEDIA GROUP A         COM      001957208   5,684     325,000    SH             SOLE             325,000
-----------------------------------------------------------------------------
CATALINA MARKETING CORP              COM      148867104   3,966     130,000    SH             SOLE             130,000
-----------------------------------------------------------------------------
CHARTER COMMS INC - CL A             COM      16117M107   7,589     325,000    SH             SOLE             325,000
-----------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS INC     COM      184502102   4,703     75,000     SH             SOLE              75,000
-----------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC              COM      205862402   4,568     80,000     SH             SOLE              80,000
-----------------------------------------------------------------------------
COX COMMUNICATIONS INC - CL A        COM      224051102    239       5,400     SH             SOLE              5,400
-----------------------------------------------------------------------------
CROWN CASTLE INTL CORP               COM      228227104   7,380     450,000    SH             SOLE             450,000
-----------------------------------------------------------------------------
CSG SYSTEMS INTL INC                 COM      126349109   5,098     87,900     SH             SOLE              87,900
-----------------------------------------------------------------------------
GENERAL ELECTRIC CO                  COM      369604103   5,880     120,000    SH             SOLE             120,000
-----------------------------------------------------------------------------
GENERAL MOTORS CORP - CLASS H        COM      370442832   6,780     325,000    SH             SOLE             325,000
-----------------------------------------------------------------------------
INTEL CORP                           COM      458140100   2,194     75,000     SH             SOLE              75,000
-----------------------------------------------------------------------------
INTERPUBLIC GRP COS                  COM      460690100   4,403     150,000    SH             SOLE             150,000
-----------------------------------------------------------------------------
LAMAR ADVERTISING CO                 COM      512815101   3,379     76,800     SH             SOLE              76,800
-----------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC - CL A     COM      65332V103   8,925     510,000    SH             SOLE             510,000
-----------------------------------------------------------------------------
NTL INCORPORATED                     COM      629407107   5,423     450,000    SH             SOLE             450,000
-----------------------------------------------------------------------------
OPENWAVE SYSTEMS INC                 COM      683718100   5,726     165,000    SH             SOLE             165,000
-----------------------------------------------------------------------------
PEGASUS COMMUNICATIONS CORP - CL A   COM      705904100   4,838     215,000    SH             SOLE             215,000
-----------------------------------------------------------------------------
PINNACLE HOLDINGS INC                COM      72346N101   3,537     588,500    SH             SOLE             588,500
-----------------------------------------------------------------------------
S&P 500 DEPOSITORY RECEIPT           COM      78462F103   6,130     50,000     SH             SOLE              50,000
-----------------------------------------------------------------------------
SBC COMMUNICATIONS CORP              COM      78387G103   4,006     100,000    SH             SOLE             100,000
-----------------------------------------------------------------------------
SPRINT CORP (FON GROUP)              COM      852061100   5,340     250,000    SH             SOLE             250,000
-----------------------------------------------------------------------------
SPRINT CORP (PCS GROUP)              COM      852061506   3,623     150,000    SH             SOLE             150,000
-----------------------------------------------------------------------------
VERIZON COMMUNICATIONS               COM      92343V104   4,013     75,000     SH             SOLE              75,000
-----------------------------------------------------------------------------
VODAFONE GROUP PLC - SPONS ADR       COM      92857W100   3,353     150,000    SH             SOLE             150,000
-----------------------------------------------------------------------------
WALT DISNEY CO                       COM      254687106   2,889     100,000    SH             SOLE             100,000
-----------------------------------------------------------------------------
WESTERN WIRELESS CORP - CL A         COM      95988E204   5,354     124,500    SH             SOLE             124,500
-----------------------------------------------------------------------------

Total                                                    145,414
-----------------------------------------------------------------------------

